Revenue Recognition - Disaggregated Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 90,096	$ 75,243	$ 251,848	$ 198,297	$ 321,324	$ 317,923	$ 307,251
Advertising
Disaggregation of Revenue [Line Items]
Revenue	50,240	36,051	136,693	94,105	149,704	128,438	106,280
Content
Disaggregation of Revenue [Line Items]
Revenue	26,483	27,476	70,261	74,947	119,846	150,876	177,055
Commerce
Disaggregation of Revenue [Line Items]
Revenue	$ 13,373	$ 11,716	$ 44,894	$ 29,245	$ 51,774	$ 38,609	$ 23,916